Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
11	Property, plant and equipment

See accounting policies in notes 36(H), (L)(ii) and (M).

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
	$	$	$	$	$	$	$	$
Cost:
At January 1, 2021	3,401,069	1,205,969	98,033	4,026,763	587,652	183,627	—	9,503,113
Additions	5,370,122	2,702,786	23,885	3,834,862	406,613	316,462	1,262,337	13,917,067
Additions from acquisition	—	—	26,511	8,912	34,769	—	—	70,192
Disposals	(137,959)	—	—	(702,458)	(56,005)	(40,411)	—	(936,833)
Written off	—	—	(102,101)	(1,570,248)	(524,370)	(2,679)	(99,656)	(2,299,054)
Exchange differences	199,969	(10,333)	(6,354)	(15,493)	(9,116)	(3,817)	—	154,856

At December 31, 2021 and January 1, 2022	8,833,201	3,898,422	39,974	5,582,338	439,543	453,182	1,162,681	20,409,341
Additions	833,538	598,672	569	4,160,369	188,541	—	—	5,781,689
Additions from acquisition (note 3 3 (C))	4,623,601	3,102,189	—	6,898,517	—	8,261	—	14,632,568
Disposals	—	(30,492)	—	(357,127)	(65,993)	(55,847)	—	(509,459)
Written off	(40,080)	—	—	(438,530)	(6,320)	—	(1,158,041)	(1,642,971)
Exchange differences	(180,180)	(92,424)	(3,669)	(158,913)	(37,044)	(40,483)	(4,640)	(517,353)

At December 31, 2022	14,070,080	7,476,367	36,874	15,686,654	518,727	365,113	—	38,153,815

Accumulated depreciation and impairment loss:
At January 1, 2021	1,857,471	769,573	70,865	1,737,854	364,695	9,337	—	4,809,795
Charge for the year	1,542,566	693,032	25,697	1,544,258	182,186	123,192	177,184	4,288,115
Written back on disposal	(137,959)	—	—	(39,020)	(39,635)	(6,735)	—	(223,349)
Written off	—	—	(84,050)	(1,196,444)	(360,256)	(850)	(7,944)	(1,649,544)
Exchange differences	256,698	(3,448)	5,414	(115,726)	5,494	(1,300)	—	147,132

At December 31, 2021 and January 1, 2022	3,518,776	1,459,157	17,926	1,930,922	152,484	123,644	169,240	7,372,149
Charge for the year	2,087,167	1,088,119	10,582	2,287,110	127,052	136,524	250,334	5,986,888
Additions from acquisition (note 3 3 (C))	2,720,997	2,199,166	—	4,058,977	—	4,246	—	8,983,386
Written back on disposal	—	(24,776)	—	(285,044)	(41,151)	(35,574)	—	(386,545)
Written off	(34,068)	—	—	(176,672)	(5,964)	—	(1,158,041)	(1,374,745)
Impairment loss (note 8(c))	—	297,061	—	3,308,559	102,776	—	739,214	4,447,610
Exchange differences	26,090	(21,879)	(6,128)	51,607	(13,907)	(12,510)	(747)	22,526

At December 31, 2022	8,318,962	4,996,848	22,380	11,175,459	321,290	216,330	—	25,051,269

Carrying amounts:
At December 31, 2022	5,751,118	2,479,519	14,494	4,511,195	197,437	148,783	—	13,102,546

At December 31, 2021	5,314,425	2,439,265	22,048	3,651,416	287,059	329,538	993,441	13,037,192

(a)	Right-of-use assets
The analysis of the carrying amount of
right-of-use
assets by class of underlying asset is as follows:

	Note	2022	2021
		$	$
Properties leased for own use, carried at depreciated cost	(i)	5,739,426	5,261,372
Office equipment, carried at depreciated cost	(ii)	11,692	53,053

		5,751,118	5,314,425

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2022	2021	2020
	$	$	$
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	2,039,815	1,535,333	575,787
- Office equipment	47,352	7,233	8,048

	2,087,167	1,542,566	583,835

Interest on lease liabilities (note 8(a))	244,085	205,915	49,400
Expense relating to short-term leases or leases of low-value assets	831,631	1,019,937	429,691

During the years ended December 31, 2022, 2021 and 2020, additions to right-of-use
assets of $833,538, $5,370,122 and $949,810, respectively, are mainly resulted from the capitalized lease payment payable under new tenancy agreements.
Details of the maturity analysis of lease liabilities are set out in note 2
2
.

(i)	Properties leased for own use
The Group has obtained the right to use some properties as its warehouses and offices through tenancy agreements. The leases typically run for an initial period of 2 to 10 years.
Some leases include an option to renew the lease for an additional period after the end of the contract term. Where practicable, the Group seeks to include such extension options exercisable by the Group to provide operational flexibility. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. If the Group is not reasonably certain to exercise the extension options, the future lease payments during the extension periods are not included in the measurement of lease liabilities. The potential exposure to future lease payments in relation to such leases are assessed as insignificant.

(ii)	Office equipment
The Group leases office equipment under a lease expiring in 5 years. The lease does not include an option to renew the lease or purchase the leased equipment at the end of the lease term at a price deemed to be a bargain purchase option. The lease does not include variable lease payments.

(b)	Amounts recognized in consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2022	2021	2020
	$	$	$
Within operating cash flows	(831,631)	(1,019,937)	(429,691)
Within financing cash flows	(2,121,981)	(1,504,946)	(660,326)

	(2,953,612)	(2,524,883)	(1,090,017)